Guarantor Financial Statements Balance Sheet (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 1,069	$ 398	$ 496	$ 451
Accounts receivable, net	1,086	1,032
Inventories, net	797	774
Due from affliates	0	0
Other current assets	454	311
Total current assets	3,406	2,515
Property, plant and equipment, net	308	365
Goodwill	1,003	913	115
Intangibles	304	312
Prepaid pension cost	368	339
Deferred income taxes	534	714
Investments in subsidiaries	0	0
Due from affliates	0	0
Other assets	448	433
Total assets	6,371	5,591
Liabilities and stockholders’ equity
Short-term borrowings	72	1
Accounts payable	611	525
Payroll and benefits liabilities	197	221
Deferred service revenue and customer deposits	455	418
Due to affliates	0	0
Other current liabilities	407	394
Total current liabilities	1,742	1,559
Long-term debt	1,891	852
Pension and indemnity plan liabilities	812	1,662
Postretirement and postemployment benefits liabilities	246	256
Income tax accruals	138	148
Environmental liabilities	171	220
Due to affliates	0	0
Other liabilities	79	59
Total liabilities	5,079	4,756
Redeemable noncontrolling interest	15	15
Stockholders’ equity
Total NCR stockholders’ equity	1,247	785
Noncontrolling interests in subsidiaries	30	35
Total stockholders’ equity	1,277	820	916	592
Total liabilities and stockholders’ equity	6,371	5,591
Non-Guarantor Subsidiaries [Member]
Assets
Cash and cash equivalents	492	355	422	377
Accounts receivable, net	759	693
Inventories, net	484	442
Due from affliates	479	458
Other current assets	204	199
Total current assets	2,418	2,147
Property, plant and equipment, net	159	161
Goodwill	162	136
Intangibles	33	31
Prepaid pension cost	368	339
Deferred income taxes	70	75
Investments in subsidiaries	0	0
Due from affliates	238	231
Other assets	87	84
Total assets	3,535	3,204
Liabilities and stockholders’ equity
Short-term borrowings	1	0
Accounts payable	385	327
Payroll and benefits liabilities	94	111
Deferred service revenue and customer deposits	321	297
Due to affliates	530	618
Other current liabilities	255	216
Total current liabilities	1,586	1,569
Long-term debt	2	2
Pension and indemnity plan liabilities	370	370
Postretirement and postemployment benefits liabilities	167	167
Income tax accruals	127	135
Environmental liabilities	0	0
Due to affliates	82	101
Other liabilities	56	50
Total liabilities	2,390	2,394
Redeemable noncontrolling interest	15	15
Stockholders’ equity
Total NCR stockholders’ equity	1,100	760
Noncontrolling interests in subsidiaries	30	35
Total stockholders’ equity	1,130	795
Total liabilities and stockholders’ equity	3,535	3,204
Consolidation, Eliminations [Member]
Assets
Cash and cash equivalents	0	0	0	0
Accounts receivable, net	0	0
Inventories, net	0	0
Due from affliates	(1,795)	(1,957)
Other current assets	(35)	(16)
Total current assets	(1,830)	(1,973)
Property, plant and equipment, net	0	0
Goodwill	0	0
Intangibles	0	0
Prepaid pension cost	0	0
Deferred income taxes	(8)	(49)
Investments in subsidiaries	(2,809)	(1,822)
Due from affliates	(275)	(288)
Other assets	0	0
Total assets	(4,922)	(4,132)
Liabilities and stockholders’ equity
Short-term borrowings	0	0
Accounts payable	0	0
Payroll and benefits liabilities	0	0
Deferred service revenue and customer deposits	0	0
Due to affliates	(1,795)	(1,957)
Other current liabilities	(35)	(16)
Total current liabilities	(1,830)	(1,973)
Long-term debt	0	0
Pension and indemnity plan liabilities	0	0
Postretirement and postemployment benefits liabilities	0	0
Income tax accruals	0	0
Environmental liabilities	0	0
Due to affliates	(275)	(288)
Other liabilities	(8)	(49)
Total liabilities	(2,113)	(2,310)
Redeemable noncontrolling interest	0	0
Stockholders’ equity
Total NCR stockholders’ equity	(2,809)	(1,822)
Noncontrolling interests in subsidiaries	0	0
Total stockholders’ equity	(2,809)	(1,822)
Total liabilities and stockholders’ equity	(4,922)	(4,132)
Parent Company [Member]
Assets
Cash and cash equivalents	555	30	65	65
Accounts receivable, net	243	283
Inventories, net	273	294
Due from affliates	623	819
Other current assets	244	123
Total current assets	1,938	1,549
Property, plant and equipment, net	145	193
Goodwill	273	237
Intangibles	26	6
Prepaid pension cost	0	0
Deferred income taxes	472	688
Investments in subsidiaries	2,169	1,631
Due from affliates	17	37
Other assets	313	300
Total assets	5,353	4,641
Liabilities and stockholders’ equity
Short-term borrowings	71	1
Accounts payable	204	187
Payroll and benefits liabilities	93	91
Deferred service revenue and customer deposits	104	90
Due to affliates	687	675
Other current liabilities	169	176
Total current liabilities	1,328	1,220
Long-term debt	1,889	850
Pension and indemnity plan liabilities	441	1,291
Postretirement and postemployment benefits liabilities	79	89
Income tax accruals	3	4
Environmental liabilities	171	220
Due to affliates	179	173
Other liabilities	16	9
Total liabilities	4,106	3,856
Redeemable noncontrolling interest	0	0
Stockholders’ equity
Total NCR stockholders’ equity	1,247	785
Noncontrolling interests in subsidiaries	0	0
Total stockholders’ equity	1,247	785
Total liabilities and stockholders’ equity	5,353	4,641
Guarantor Subsidiaries [Member]
Assets
Cash and cash equivalents	22	13	9	9
Accounts receivable, net	84	56
Inventories, net	40	38
Due from affliates	693	680
Other current assets	41	5
Total current assets	880	792
Property, plant and equipment, net	4	11
Goodwill	568	540
Intangibles	245	275
Prepaid pension cost	0	0
Deferred income taxes	0	0
Investments in subsidiaries	640	191
Due from affliates	20	20
Other assets	48	49
Total assets	2,405	1,878
Liabilities and stockholders’ equity
Short-term borrowings	0	0
Accounts payable	22	11
Payroll and benefits liabilities	10	19
Deferred service revenue and customer deposits	30	31
Due to affliates	578	664
Other current liabilities	18	18
Total current liabilities	658	743
Long-term debt	0	0
Pension and indemnity plan liabilities	1	1
Postretirement and postemployment benefits liabilities	0	0
Income tax accruals	8	9
Environmental liabilities	0	0
Due to affliates	14	14
Other liabilities	15	49
Total liabilities	696	816
Redeemable noncontrolling interest	0	0
Stockholders’ equity
Total NCR stockholders’ equity	1,709	1,062
Noncontrolling interests in subsidiaries	0	0
Total stockholders’ equity	1,709	1,062
Total liabilities and stockholders’ equity	$ 2,405	$ 1,878